28. OPERATING COSTS AND EXPENSES (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Operating Costs And Expenses [line items]
Energy purchased for resale	R$ 12,111	R$ 11,286	[1]	R$ 11,084
Supply from itaipu binacional [member]
Disclosure Of Operating Costs And Expenses [line items]
Energy purchased for resale	1,990	1,429		1,351
Physical guarantee quota contracts [member]
Disclosure Of Operating Costs And Expenses [line items]
Energy purchased for resale	780	715		679
Quotas for Angra I and II nuclear plants [member]
Disclosure Of Operating Costs And Expenses [line items]
Energy purchased for resale	303	269		267
Spot market [member]
Disclosure Of Operating Costs And Expenses [line items]
Energy purchased for resale	1,497	1,886		1,818
Proinfa program [member]
Disclosure Of Operating Costs And Expenses [line items]
Energy purchased for resale	318	376		324
Bilateral contracts [member]
Disclosure Of Operating Costs And Expenses [line items]
Energy purchased for resale	333	311		484
Energy acquired in regulated market auctions [member]
Disclosure Of Operating Costs And Expenses [line items]
Energy purchased for resale	3,334	3,021		3,346
Energy acquired in the free market [member]
Disclosure Of Operating Costs And Expenses [line items]
Energy purchased for resale	3,977	4,098		3,871
Distributed generation ('geracao distribuida') [member]
Disclosure Of Operating Costs And Expenses [line items]
Energy purchased for resale	678	207
PIS/pasep and cofins credits [member]
Disclosure Of Operating Costs And Expenses [line items]
Energy purchased for resale	R$ (1,099)	R$ (1,026)		R$ (1,056)

[1]	See note 2.8.